Financial investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Short-term investments, classified as cash equivalents	R$ 423,418	R$ 373,689
Current investments	404,113	291,363
Non current investments	19,305	82,326
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Total investments	R$ 267,842	302,140
Local Currency [Member] | Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate equivalent	100.1% of CDI
Total investments	R$ 3,880	2,042
Local Currency [Member] | Private Bonds [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate equivalent	98.1% of CDI
Total investments	R$ 253,386	288,056
Local Currency [Member] | Investment funds [member]
IfrsStatementLineItems [Line Items]
Weighted average rate equivalent	78.3% of CDI
Total investments	R$ 10,576	12,042
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Total investments	155,576	71,549
Foreign Currency [Member] | Private Bonds [Member]
IfrsStatementLineItems [Line Items]
Total investments		33,570
Foreign Currency [Member] | Investment funds [member]
IfrsStatementLineItems [Line Items]
Weighted average rate equivalent	20%
Total investments	R$ 155,576	R$ 37,979